Recently Issued and Recently Adopted Accounting Pronouncements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Jan. 01, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Right-of-use asset	$ 9,079	$ 8,979	$ 4,600	$ 0
Total reported lease liability	8,884	$ 8,829	$ 4,700
Increase (decrease) in additional paid in capital from derecognition of BCF	9,700
Increase (decrease) in debt from derecognition of discount with BCF	9,000
Increase (decrease) in accumulated deficit upon transition	700
Increase In Contract Liability	$ 2,300